Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 04, 2012	Jun. 30, 2011
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	JUNIATA VALLEY FINANCIAL CORP
Entity Central Index Key	0000714712
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,228,218
Entity Public Float			$ 71,264,474
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and due from banks	$ 12,074	$ 12,758
Interest bearing deposits with banks	2,100	218
Federal funds sold		12,300
Cash and cash equivalents	14,174	25,276
Interest bearing time deposits with banks	1,096	1,345
Securities available for sale	111,281	79,923
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,700	2,088
Investment in unconsolidated subsidiary	3,796	3,550
Total loans	289,681	298,102
Less: Allowance for loan losses	(2,931)	(2,824)
Total loans, net of allowance for loan losses	286,750	295,278
Premises and equipment, net	6,710	7,067
Other real estate owned	427	412
Bank owned life insurance and annuities	14,069	13,568
Core deposit intangible	209	254
Goodwill	2,046	2,046
Accrued interest receivable and other assets	5,175	4,946
Total assets	447,433	435,753
Liabilities:
Deposits: Non-interest bearing	64,751	60,696
Deposits: Interest bearing	321,914	316,094
Total deposits	386,665	376,790
Securities sold under agreements to repurchase	3,500	3,314
Other interest bearing liabilites	1,244	1,200
Accrued interest payable and other liabilities	6,304	4,473
Total liabilities	397,713	385,777
Stockholders' Equity:
Preferred stock, no par value: Authorized - 500,000 shares, none issued	0	0
Common stock, par value $1.00 per share: Authorized - 20,000,000 shares, Issued - 4,745,826 shares, Outstanding - 4,228,218 shares at December 31, 2011; 4,257,765 shares at December 31, 2010	4,746	4,746
Surplus	18,363	18,354
Retained earnings	38,900	37,868
Accumulated other comprehensive loss	(2,256)	(1,465)
Cost of common stock in Treasury: 517,608 shares at December 31, 2011; 488,061 shares at December 31, 2010	(10,033)	(9,527)
Total stockholders' equity	49,720	49,976
Total liabilities and stockholders' equity	$ 447,433	$ 435,753

Consolidated Statements of Financial Condition(Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition(Parenthetical)
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Authorized	500,000	500,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	4,745,826	4,745,826
Common Stock, Shares, Outstanding	4,228,218	4,257,765
Treasury Stock, Shares	517,608	488,061

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 17,857	$ 19,537	$ 20,787
Taxable securities	1,240	973	1,163
Tax-exempt securities	901	1,016	1,152
Other interest income	35	48	166
Total interest income	20,033	21,574	23,268
Interest expense:
Deposits	4,560	5,387	7,116
Securities sold under agreements to repurchase	3	3	2
Short-term borrowings	1	1	1
Long-term debt		99	140
Other interest bearing liabilities	27	12	20
Total interest expense	4,591	5,502	7,279
Net interest income	15,442	16,072	15,989
Provision for loan losses	364	741	627
Net interest income after provision for loan losses	15,078	15,331	15,362
Noninterest income:
Trust fees	388	378	361
Customer service fees	1,346	1,428	1,673
Debit card fees	792	554	390
Earnings on bank owned life insurance and annuities	478	510	444
Commissions from sales of non-deposit products	273	358	446
Income from unconsolidated subsidiary	263	250	217
Securities impairment charge		(40)	(226)
Gain on sales or calls of securities	6	31	17
Gain (Loss) on sales of other assets	56	79	(19)
Prior period income from insurance sales			323
Other noninterest income	400	386	545
Total noninterest income	4,002	3,934	4,171
Noninterest expense:
Employee compensation expense	5,258	5,052	4,958
Employee benefits	1,686	1,565	1,667
Occupancy	957	939	940
Equipment	569	565	612
Data processing expense	1,326	1,397	1,325
Director compensation	284	335	416
Professional fees	462	515	392
Taxes, other than income	496	469	476
FDIC Insurance premiums	369	534	634
Intangible amortization	45	45	45
Other noninterest expense	1,406	1,304	1,154
Total noninterest expense	12,858	12,720	12,619
Income before income taxes	6,222	6,545	6,914
Provision for income taxes	1,542	1,630	1,808
Net income	$ 4,680	$ 4,915	$ 5,106
Earnings per share
Basic	$ 1.1	$ 1.14	$ 1.18
Diluted	$ 1.1	$ 1.14	$ 1.18
Cash dividends declared per share	$ 0.86	$ 0.82	$ 0.78
Weighted average basic shares outstanding	4,241,286	4,297,443	4,341,097
Weighted average diluted shares outstanding	4,244,507	4,300,966	4,345,236

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 4,746	$ 18,324	$ 34,758	$ (1,247)	$ (8,096)	$ 48,485
Shares, Outstanding, Beginning Balance at Dec. 31, 2008	4,341,055
Comprehensive income:
Net income			5,106			5,106
Change in unrealized gains on securities available for sale, net of reclassification adjustment and tax effects				69		69
Defined benefit retirement plan adjustments, net of tax effects				373		373
Total comprehensive income						5,548
Cash dividends			(3,386)			(3,386)
Stock-based compensation expense		40				40
Purchase of treasury stock, at cost					(217)	(217)
Treasury Stock, Shares, Acquired	(12,600)
Treasury stock issued for stock option and stock purchase plans		(49)			182	133
Stock Issued During Period, Shares, Treasury Stock Reissued	9,132
Balance at Dec. 31, 2009	4,746	18,315	36,478	(805)	(8,131)	50,603
Shares, Outstanding, Ending Balance at Dec. 31, 2009	4,337,587
Comprehensive income:
Net income			4,915			4,915
Change in unrealized gains on securities available for sale, net of reclassification adjustment and tax effects				(377)		(377)
Defined benefit retirement plan adjustments, net of tax effects				(283)		(283)
Total comprehensive income						4,255
Cash dividends			(3,525)			(3,525)
Stock-based compensation expense		58				58
Purchase of treasury stock, at cost					(1,476)	(1,476)
Treasury Stock, Shares, Acquired	(83,900)
Treasury stock issued for stock option and stock purchase plans		(19)			80	61
Stock Issued During Period, Shares, Treasury Stock Reissued	4,078
Balance at Dec. 31, 2010	4,746	18,354	37,868	(1,465)	(9,527)	49,976
Shares, Outstanding, Ending Balance at Dec. 31, 2010	4,257,765					4,257,765
Comprehensive income:
Net income			4,680			4,680
Change in unrealized gains on securities available for sale, net of reclassification adjustment and tax effects				424		424
Defined benefit retirement plan adjustments, net of tax effects				(1,215)		(1,215)
Total comprehensive income						3,889
Cash dividends			(3,648)			(3,648)
Stock-based compensation expense		26				26
Purchase of treasury stock, at cost					(589)	(589)
Treasury Stock, Shares, Acquired	(33,850)
Treasury stock issued for stock option and stock purchase plans		(17)			83	66
Stock Issued During Period, Shares, Treasury Stock Reissued	4,303
Balance at Dec. 31, 2011	$ 4,746	$ 18,363	$ 38,900	$ (2,256)	$ (10,033)	$ 49,720
Shares, Outstanding, Ending Balance at Dec. 31, 2011	4,228,218					4,228,218

Consolidated Statement of Changes in Stockholders' Equity(Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Stockholders' Equity
Cash Dividends at per share	$ 0.86	$ 0.82	$ 0.78

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 4,680	$ 4,915	$ 5,106
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	364	741	627
Depreciation	581	565	587
Net amortization of securities premiums	369	293	220
Net amortization of loan origination costs	43	28	45
Deferred net loan origination costs	(9)	(42)	(2)
Amortization of core deposit intangible	45	45	45
Securities impairment charge		40	226
Net realized gains on sales or calls of securities	(6)	(31)	(17)
Net losses (gains) on sales of other assets	(56)	(79)	19
Earnings on bank owned life insurance and annuities	(478)	(510)	(444)
Deferred income tax expense (benefit)	(20)	163	223
Equity in earnings of unconsolidated subsidiary, net of dividends of $29, $40 and $46	(234)	(210)	(171)
Stock-based compensation expense	26	58	40
Decrease (increase) in accrued interest receivable and other assets	190	1,022	(929)
Increase (decrease) in accrued interest payable and other liabilities	86	(208)	(869)
Net cash provided by operating activities	5,581	6,790	4,706
Investing activities:
Purchases of: Securities available for sale	(87,131)	(53,198)	(56,245)
Purchases of: Premises and equipment	(224)	(754)	(128)
Purchases of: Bank owned life insurance and annuities	(70)	(70)	(120)
Proceeds from: Sales of securities available for sale			5,004
Proceeds from: Maturities of and principal repayments on Securities available for sale	56,034	49,754	37,908
Proceeds from: Redemption of FHLB stock	388	109
Proceeds from: Bank owned life insurance and annuities	23	57	68
Proceeds from: Sale of other real estate owned	612	911	603
Proceeds from: Sale of property owned for investment and other assets	9		160
Net decrease in interest-bearing time deposits	249	75	3,905
Net decrease in loans receivable	7,537	12,147	2,053
Net cash (used in) provided by investing activities	(22,573)	9,031	(6,792)
Financing activities:
Net (decrease) increase in deposits	9,875	(607)	20,366
Net increase (decrease) in short-term borrowings and securities sold under agreements to repurchase	186	107	(7,372)
Repayment of long-term debt		(5,000)
Cash dividends	(3,648)	(3,525)	(3,386)
Purchase of treasury stock	(589)	(1,476)	(217)
Treasury stock issued for employee stock plans	66	61	133
Net cash provided by (used in) financing activities	5,890	(10,440)	9,524
Net (decrease) in cash and cash equivalents	(11,102)	5,381	7,438
Cash and cash equivalents at beginning of period	25,276	19,895	12,457
Cash and cash equivalents at end of period	14,174	25,276	19,895
Supplemental information:
Interest paid	4,669	5,684	7,399
Income taxes paid	1,200	1,305	1,340
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	571	758	814
Transfer of loans to other assets owned	$ 22	$ 1	$ 74

Consolidated Statements of Cash Flows(Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows(Parenthetical)
Equity Method Investment, Dividends	$ 29	$ 40	$ 46

Nature of Operations	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Juniata Valley Financial Corp. ("Juniata" or the "Company") is a bank holding company operating in central Pennsylvania, for the purpose of delivering financial services within its local market. Through its wholly-owned banking subsidiary, The Juniata Valley Bank (the "Bank"), Juniata provides retail and commercial banking and other financial services through 12 branch locations located in Juniata, Mifflin, Perry and Huntingdon counties. Additionally, in Mifflin and Centre counties, the Company maintains two offices for loan production and alternative investment sales. Each of the Company's lines of business are part of the same reporting segment, whose operating results are regularly reviewed and managed by a centralized executive management group. As a result, the Company has only one reportable segment for financial reporting purposes. The Bank provides a full range of banking services including on-line banking, an automatic teller machine network, checking accounts, NOW accounts, savings accounts, money market accounts, fixed rate certificates of deposit, club accounts, secured and unsecured commercial and consumer loans, construction and mortgage loans, safe deposit facilities, credit loans with overdraft checking protection and student loans. The Bank also provides a variety of trust services. The Company has a contractual arrangement with a broker-dealer to allow the offering of annuities, mutual funds, stock and bond brokerage services and long-term care insurance to its local market. Most of the Company's commercial customers are small and mid-sized businesses operating in the Bank's local service area. The Bank operates under a state bank charter and is subject to regulation by the Pennsylvania Department of Banking and the Federal Deposit Insurance Corporation. The bank holding company (parent company) is subject to regulation of the Board of Governors of the Federal Reserve Bank and the Pennsylvania Department of Banking.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of Juniata Valley Financial Corp. and its wholly owned subsidiary conform to accounting principles generally accepted in the United States of America ("GAAP") and to general financial services industry practices. A summary of the more significant accounting policies applied in the preparation of the accompanying consolidated financial statements follows.

Principles of consolidation

The consolidated financial statements include the accounts of Juniata Valley Financial Corp. and its wholly owned subsidiary, The Juniata Valley Bank. All significant intercompany transactions and balances have been eliminated.

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of deferred tax assets, goodwill valuation and the determination of other-than-temporary impairment on securities.

Basis of presentation

Certain amounts previously reported have been reclassified to conform to the consolidated financial statement presentation for 2011. The reclassification had no effect on net income.

Significant group concentrations of credit risk

Most of the Company's activities are with customers located within the Juniata Valley region. Note 5 discusses the types of securities in which the Company invests. Note 6 discusses the types of lending in which the Company engages.

As of December 31, 2011, there were no concentrations of credit to any particular industry equaling more than 25% of total capital. The Bank's business activities are geographically concentrated in the counties of Juniata, Mifflin, Perry, Huntingdon, Centre, Franklin and Snyder, Pennsylvania. The Bank has a diversified loan portfolio; however, a substantial portion of its debtors' ability to honor their obligations is dependent upon the economy in central Pennsylvania.

Cash and cash equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing demand deposits with banks and federal funds sold. Generally, federal funds are sold for one-day periods.

Interest bearing time deposits with banks

Interest-bearing time deposits with banks consist of certificates of deposits in other banks with maturities within one year to three years.

Securities

Securities classified as available for sale, which include marketable investment securities, are stated at fair value, with the unrealized gains and losses, net of tax, reported as a component of comprehensive income, until realized. Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Investment securities that management has the positive intent and ability to hold until maturity regardless of changes in market conditions, liquidity needs or changes in general economic conditions are classified as held to maturity and are stated at cost, adjusted for amortization of premium and accretion of discount computed by the interest method over their contractual lives. Interest and dividends on investment securities available for sale and held to maturity are recognized as income when earned. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains or losses on the disposition of securities available for sale are based on the net proceeds and the adjusted carrying amount of the securities sold, determined on a specific identification basis. The Company has no securities classified as held to maturity at December 31, 2011 and 2010.

The Company's policy requires quarterly reviews of impaired securities. This review includes analyzing the length of time and the extent to which the fair value has been less than cost and the financial condition and near-term prospects of the issuer, including any specific events which may influence the issuer's ability to meet its obligations. In addition, for debt securities, the Company considers whether (a) management has the intent to sell the security, (b) it is more likely than not that we will be required to sell the security prior to its anticipated recovery and (c) management expects to recover the entire amortized cost basis. If the Company does not intend to sell the debt security and it is more likely than not that the Company will not have to sell the debt security prior to recovery, the security would not be considered other than temporarily impaired unless there is a credit loss. The credit loss is reflected in earnings, with the remaining loss reflected in other comprehensive income. For equity securities, management considers the intent and ability to hold securities until recovery of unrealized losses. If a decline in fair value is determined to be other-than-temporary, the value of equity securities is reduced to fair value with a charge to earnings.

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Restricted Investment in Federal Home Loan Bank Stock

The Bank owns restricted stock investments in the Federal Home Loan Bank. Federal law requires a member institution of the Federal Home Loan Bank to hold stock according to a predetermined formula. The stock is carried at cost. In December 2008, the FHLB of Pittsburgh suspended dividend payments and the repurchase of capital stock. However, beginning in 2010 and continuing through 2011, the FHLB of Pittsburgh has repurchased portions of excess capital stock held by member banks of the FHLB.

Management evaluates the restricted stock for impairment on an annual basis. Management's determination of whether these investments are impaired is based on management's assessment of the ultimate recoverability of the cost of these investments rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost of these investments is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge was necessary related to the FHLB restricted stock during 2011, 2010 or 2009.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the outstanding unpaid principal balances, net of any deferred fees or costs and the allowance for loan losses. Interest income on all loans, other than nonaccrual loans, is accrued over the term of the loans based on the amount of principal outstanding. Unearned income is amortized to income over the life of the loans, using the interest method.

The loan portfolio is segmented into commercial and consumer loans. Commercial loans are comprised of the following classes of loans: (1) commercial, financial and agricultural, (2) commercial real estate, (3) real estate construction, a portion of (4) mortgage loans and (5) obligations of states and political subdivisions. Consumer loans are comprised of a portion of (4) mortgage loans and (6) personal loans.

Loans on which the accrual of interest has been discontinued are designated as non-accrual loans. Accrual of interest on loans is discontinued when the contractual payment of principal or interest has become 90 days past due or reasonable doubt exists as to the full, timely collection of principal or interest. However, it is the Company's policy to continue to accrue interest on loans over 90 days past due as long as they are (1) guaranteed or well secured and (2) there is an effective means of collection in process. When a loan is placed on non-accrual status, all unpaid interest credited to income in the current year is reversed against current period income and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, accruals are resumed on loans only when the obligation is brought fully current with respect to interest and principal, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

The Company originates loans in the portfolio with the intent to hold them until maturity. At the time the Company no longer intends to hold loans to maturity based on asset/liability management practices, the Company transfers loans from its portfolio to held for sale at fair value. Any write-down recorded upon transfer is charged against the allowance for loan losses. Any write-downs recorded after the initial transfers are recorded as a charge to Other Non-Interest Expense. Gains or losses recognized upon sale are included in other non-interest income.

Loan origination fees and costs

Loan origination fees and related direct origination costs for a given loan are deferred and amortized over the life of the loan on a level-yield basis as an adjustment to interest income over the contractual life of the loan. As of December 31, 2011 and 2010, the amount of net unamortized origination fees carried as an adjustment to outstanding loan balances was $83,000 and $30,000, respectively.

Allowance for credit losses

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses represents management's estimate of losses inherent in the loan portfolio as of the consolidated statement of financial condition date and is recorded as a reduction to loans. The reserve for unfunded lending commitments represents management's estimate of losses inherent in its unfunded lending commitments and is recorded in other liabilities on the consolidated statement of financial condition, when necessary. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

For financial reporting purposes, the provision for loan losses charged to current operating income is based on management's estimates, and actual losses may vary from estimates. These estimates are reviewed and adjusted at least quarterly and are reported in earnings in the periods in which they become known.

Loans included in any class are considered for charge-off when:

(1)	principal or interest has been in default for 120 days or more and for which no payment has been received during the previous four months;

(2)	all collateral securing the loan has been liquidated and a deficiency balance remains;

(3)	a bankruptcy notice is received for an unsecured loan;

(4)	a confirming loss event has occurred; or

(5)	the loan is deemed to be uncollectible for any other reason.

The allowance for loan losses is maintained at a level considered adequate to offset probable losses on the Company's existing loans. The analysis of the allowance for loan losses relies heavily on changes in observable trends that may indicate potential credit weaknesses. Management's periodic evaluation of the adequacy of the allowance is based on the Bank's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the level of the allowance for loan losses as of December 31, 2011 to be adequate.

There are two components of the allowance: a specific component for loans that are deemed to be impaired; and a general component for contingencies.

A large commercial loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. (A "large" loan, or group of like-loans within one relationship, is defined as a commercial/business loan, (including business loans secured by 1-4 family properties included in the real estate-mortgage category),with an aggregate outstanding balance in excess of $150,000, or any other loan that management deems to have similar characteristics to an impaired large loan.) Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loans and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial segment loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent. The estimated fair values of substantially all of the Company's impaired loans are measured based on the estimated fair value of the loan's collateral. For commercial loans secured with real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values may be discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include the estimated costs to sell the property. For commercial loans secured by non-real estate collateral, estimated fair values are determined based on the borrower's financial statements, inventory reports, aging accounts receivable, equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The Bank generally does not separately identify individual consumer segment loans for impairment disclosures, unless such loans are subject to a restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a below-market interest rate based on the loan's risk characteristics or an extension of a loan's stated maturity date. Nonaccrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for a period of time after modification. Loans classified as troubled debt restructurings are designated as impaired.

The component of the allowance for contingencies relates to other loans that have been segmented into risk rated categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated quarterly or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management's close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified substandard have one or more well-defined weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass. Specific reserves may be established for larger, individual classified loans as a result of this evaluation, as discussed above. Remaining loans are categorized into large groups of smaller balance homogeneous loans and are collectively evaluated for impairment. This computation is generally based on historical loss experience adjusted for qualitative factors. The historical loss experience is averaged over a ten-year period for each of the portfolio segments. The ten-year timeframe was selected in order to capture activity over a wide range of economic conditions and has been consistently used for the past five years. The qualitative risk factors are reviewed for relevancy each quarter and include:

1.	National, regional and local economic and business conditions, as well as the condition of various market segments, including the underlying collateral for collateral dependent loans;

2.	Nature and volume of the portfolio and terms of loans;

3.	Experience, ability and depth of lending and credit management and staff;

4.	Volume and severity of past due, classified and nonaccrual loans, as well as other loan modifications;

5.	Existence and effect of any concentrations of credit and changes in the level of such concentrations; and

6.	Effect of external factors, including competition.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management's best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

Commercial, Financial and Agricultural Lending

The Company originates commercial, financial and agricultural loans primarily to businesses located in its primary market area and surrounding areas. These loans are used for various business purposes which include short-term loans and lines of credit to finance machinery and equipment purchases, inventory and accounts receivable. Generally, the maximum term for loans extended on machinery and equipment is shorter and does not exceed the projected useful life of such machinery and equipment. Most business lines of credit are written on demand and may be renewed annually.

Commercial loans are generally secured with short-term assets, however, in many cases, additional collateral, such as real estate, is provided as additional security for the loan. Loan-to-value maximum values have been established by the Company and are specific to the type of collateral. Collateral values may be determined using invoices, inventory reports, accounts receivable aging reports, collateral appraisals, etc.

In underwriting commercial loans, an analysis of the borrower's character, capacity to repay the loan, the adequacy of the borrower's capital and collateral, as well as an evaluation of conditions affecting the borrower, is performed. Analysis of the borrower's past, present and future cash flows is also an important aspect of the Company's analysis.

Concentration analysis assists in identifying industry specific risk inherent in commercial, financial and agricultural lending. Mitigants include the identification of secondary and tertiary sources of repayment and appropriate increases in oversight.

Commercial loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Commercial Real Estate Lending

The Company engages in commercial real estate lending in its primary market area and surrounding areas. The Company's commercial real estate portfolio is secured primarily by residential housing, raw land and hotels. Generally, commercial real estate loans have terms that do not exceed 20 years, have loan-to-value ratios of up to 80% of the appraised value of the property and are typically secured by personal guarantees of the borrowers.

As economic conditions deteriorate, the Company reduces its exposure in real estate loans with higher risk characteristics. In underwriting these loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower's credit history, and the reliability and predictability of the cash flow generated by the property securing the loan. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate loans generally present a higher level of risk than other types of loans, particularly during slow economic conditions.

Real Estate Construction Lending

The Company engages in real estate construction lending in its primary market area and surrounding areas. The Company's real estate construction lending consists of commercial and residential site development loans, as well as commercial building construction and residential housing construction loans.

The Company's commercial real estate construction loans are generally secured with the subject property, and advances are made in conformity with a pre-determined draw schedule supported by independent inspections. Terms of construction loans depend on the specifics of the project, such as estimated absorption rates, estimated time to complete, etc.

In underwriting commercial real estate construction loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower's credit history, the reliability and predictability of the cash flow generated by the project using feasibility studies, market data, etc. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Real estate construction loans generally present a higher level of risk than other types of loans, particularly during slow economic conditions. The difficulty of estimating total construction costs adds to the risk as well.

Mortgage Lending

The Company's real estate mortgage portfolio is comprised of consumer residential mortgages and business loans secured by one-to-four family properties. One-to-four family residential mortgage loan originations, including home equity installment and home equity lines of credit loans, are generated by the Company's marketing efforts, its present customers, walk-in customers and referrals. These loans originate primarily within the Company's market area or with customers primarily from the market area.

The Company offers fixed-rate and adjustable rate mortgage loans with terms up to a maximum of 25-years for both permanent structures and those under construction. The Company's one-to-four family residential mortgage originations are secured primarily by properties located in its primary market area and surrounding areas. The majority of the Company's residential mortgage loans originate with a loan-to-value of 80% or less. Home equity installment loans are secured by the borrower's primary residence with a maximum loan-to-value of 80% and a maximum term of 15 years. Home equity lines of credit are secured by the borrower's primary residence with a maximum loan-to-value of 90% and a maximum term of 20 years.

In underwriting one-to-four family residential real estate loans, the Company evaluates the borrower's ability to make monthly payments, the borrower's repayment history and the value of the property securing the loan. The ability to repay is determined by the borrower's employment history, current financial conditions, and credit background. The analysis is based primarily on the customer's ability to repay and secondarily on the collateral or security. Properties securing real estate loans made by the Company are appraised by independent fee appraisers. The Company generally requires mortgage loan borrowers to obtain an attorney's title opinion or title insurance, and fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. The Company does not engage in sub-prime residential mortgage originations.

Residential mortgage loans and home equity loans generally present a lower level of risk than certain other types of consumer loans because they are secured by the borrower's primary residence.

Obligations of States and Political Subdivisions

The Company lends to local municipalities and other tax-exempt organizations. These loans are primarily tax-anticipation notes and as such carry little risk. Historically, the Company has never had a loss on any loan of this type.

Personal Lending

The Company offers a variety of secured and unsecured personal loans, including vehicle, mobile homes and loans secured by savings deposits as well as other types of personal loans.

Personal loan terms vary according to the type and value of collateral and creditworthiness of the borrower. In underwriting personal loans, a thorough analysis of the borrower's willingness and financial ability to repay the loan as agreed is performed. The ability to repay is determined by the borrower's employment history, current financial conditions, and credit background.

Personal loans may entail greater credit risk than do residential mortgage loans, particularly in the case of personal loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles or recreational equipment. In such cases, any repossessed collateral for a defaulted personal loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, personal loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

Other real estate owned

Assets acquired in settlement of mortgage loan indebtedness are recorded as other real estate owned (OREO) at fair value less estimated costs to sell, establishing a new cost basis. Costs to maintain the assets and subsequent gains and losses attributable to their disposal are included in other income as realized. No depreciation or amortization expense is recognized. At December 31, 2011 and 2010, the carrying value of other real estate owned was $427,000 and $412,000, respectively.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability. It is the Company's policy that goodwill be tested at least annually for impairment.

Premises and equipment and depreciation

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally using the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for buildings. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized. Amortization of leasehold improvements is computed by straight line over the shorter of the assets' useful life or the related lease term.

Trust assets and revenues

Assets held in a fiduciary capacity are not assets of the Bank or the Bank's Trust Department and are, therefore, not included in the consolidated financial statements. Trust revenues are recorded on the accrual basis.

Bank owned life insurance, annuities and split-dollar arrangements

The cash surrender value of bank owned life insurance and annuities is carried as an asset, and changes in cash surrender value are recorded as non-interest income.

GAAP requires split-dollar life insurance arrangements to have a liability recognized related to the postretirement benefits covered by an endorsement split-dollar life insurance arrangement. The accrued benefit liability was $709,000 and $660,000 as of December 31, 2011 and 2010, respectively. Related expenses for 2011, 2010 and 2009 were $49,000, $39,000 and $69,000, respectively.

Income taxes

The Company accounts for income taxes in accordance with income tax accounting guidance ASC Topic 740, Income Taxes.

Current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income ore excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of the evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management's judgment.

The Company recognizes interest and penalties on income taxes, if any, as a component of income tax expense.

Advertising

The Company follows the policy of charging costs of advertising to expense as incurred. Advertising expenses were $144,000, $127,000 and $125,000 in 2011, 2010 and 2009, respectively.

Off-balance sheet financial instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded on the consolidated balance sheet when they are funded.

Transfer of financial assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock-based compensation

The Company sponsors a stock option plan for certain key officers. Compensation expense for stock options granted is measured using the fair value of the award on the grant date and is recognized over the vesting period. The Company recognized $26,000, $58,000 and $40,000 of expense for the years ended December 31, 2011, 2010 and 2009, respectively, for stock-based compensation. The stock-based compensation expense amounts were derived based on the face value of options using the Black-Scholes option-pricing model. The following weighted average assumptions were used to value options granted in all periods presented. There were no new options granted in 2010.

	2011	2009
Expected life of options	7 years	7 years
Risk-free interest rate	1.39%	2.93%
Expected volatility	21.91%	21.77%
Expected dividend yield	4.62%	3.68%

Segment reporting

The Company acts as an independent community financial services provider, and offers traditional banking and related financial services to individual, business and government customers. Through its branch and automated teller machine network, the Company offers a full array of commercial and retail financial services, including the taking of time, savings and demand deposits; the making of commercial, consumer and mortgage loans, trust services and the providing of other financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail and trust operations of the Company. As such, discrete financial information is not available, and segment reporting would not be meaningful.

Subsequent events

The Company has evaluated events and transactions occurring subsequent to the consolidated statement of financial condition date of December 31, 2011, for items that should potentially be recognized or disclosed in the consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Recent Accounting Standards Updates (ASU)	12 Months Ended
Dec. 31, 2011
Recent Accounting Standards Updates (ASU)
RECENT ACCOUNTING STANDARD UPDATES (ASU)

3. RECENT ACCOUNTING STANDARDS UPDATE (ASU)

ASU 2011-12 and ASU 2011-05

In December, 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-12, Deferral of the Effective Date to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05. In response to stakeholder concerns regarding the operational ramifications of the presentation of these reclassifications for current and previous years, the FASB has deferred the implementation date of this provision to allow time for further consideration. The requirement in ASU 2011-05, Presentation of Comprehensive Income, for the presentation of a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income is still effective for fiscal years and interim periods beginning after December 15, 2011 for public companies, and fiscal years ending after December 15, 2011 for nonpublic companies. This guidance will not have an impact on the Company's consolidated financial position or results of operations.

The provisions of ASU 2011-05 amend FASB ASC Topic 220, Comprehensive Income, to facilitate the continued alignment of U.S. GAAP with International Accounting Standards. The ASU prohibits the presentation of the components of comprehensive income in the statement of stockholder's equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate but consecutive statements of net income and other comprehensive income. Under previous GAAP, any of the three presentations was acceptable. Regardless of the presentation selected, the reporting entity is required to present all reclassifications between other comprehensive and net income on the face of the new statement or statements.

ASU 2011-11

In December, 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, in an effort to improve comparability between U.S. GAAP and IFRS financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. This guidance did not have an impact on the Company's consolidated financial position or results of operations.

ASU 2011-08

In September, 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment. The purpose of this ASU is to simplify how entities test goodwill for impairment by adding a new first step to the preexisting goodwill impairment test under Accounting Standards Codification (ASC) Topic 350, Intangibles – Goodwill and other. This amendment gives the entity the option to first assess a variety of qualitative factors such as economic conditions, cash flows, and competition to determine whether it was more likely than not that the fair value of goodwill has fallen below its carrying value. If the entity determines that it is not likely that the fair value has fallen below its carrying value, then the entity will not have to complete the original two-step test under Topic 350. The amendments in this ASU are effective for impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company is evaluating the impact of this ASU on its consolidated financial statements.

ASU 2011-04

This ASU amends FASB ASC Topic 820, Fair Value Measurements, to bring U.S. GAAP for fair value measurements in line with International Accounting Standards. The ASU clarifies existing guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity's stockholder's equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The ASU also creates an exception to Topic 820 for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. The ASU also allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the ASU contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. For public entities, this ASU is effective for interim and annual periods beginning after December 15, 2011. For nonpublic entities, the ASU is effective for annual periods beginning after December 15, 2011. Early adoption is not permitted. This guidance will not have a significant impact on the Company's consolidated financial position or results of operations.

ASU 2011-03

The FASB has issued this ASU to clarify the accounting principles applied to repurchase agreements, as set forth by FASB ASC Topic 860, Transfers and Servicing. This ASU, entitled Reconsideration of Effective Control for Repurchase Agreements, amends one of three criteria used to determine whether or not a transfer of assets may be treated as a sale by the transferor. Under Topic 860, the transferor may not maintain effective control over the transferred assets in order to qualify as a sale. This ASU eliminates the criteria under which the transferor must retain collateral sufficient to repurchase or redeem the collateral on substantially agreed upon terms as a method of maintaining effective control. This ASU is effective for both public and nonpublic entities for interim and annual reporting periods beginning on or after December 15, 2011, and requires prospective application to transactions or modifications of transactions which occur on or after the effective date. Early adoption is not permitted. This guidance will not have a significant impact on the Company's consolidated financial position or results of operations.

Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2011
Restrictions on Cash and Due from Banks
RESTRICTIONS ON CASH AND DUE FROM BANKS

4. RESTRICTIONS ON CASH AND DUE FROM BANKS

The Bank is required to maintain cash reserve balances with the Federal Reserve Bank. The total required reserve balances were $1,048,000 and $1,059,000 as of December 31, 2011 and 2010, respectively.

Securities	12 Months Ended
Dec. 31, 2011
Securities
SECURITIES

5. SECURITIES

The amortized cost and fair value of securities as of December 31, 2011 and 2010, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

	December 31, 2011
Securities Available for Sale Type and maturity	Amortized Cost	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government agencies and corporations
Within one year	$2,918	$2,947	$29	$—
After one year but within five years	51,629	52,202	584	(11)
After five years but within ten years	12,497	12,539	42	—

	67,044	67,688	655	(11)
Obligations of state and political subdivisions
Within one year	11,076	11,154	78	—
After one year but within five years	21,944	22,289	369	(24)
After five years but within ten years	3,976	4,147	173	(2)

	36,996	37,590	620	(26)
Corporate notes
After one year but within five years	1,000	1,004	4	—

	1,000	1,004	4	—
Mortgage-backed securities	4,035	4,109	74
Equity securities	985	890	97	(192)

Total	$110,060	$111,281	$1,450	$(229)

	December 31, 2010
Securities Available for Sale Type and maturity	Amortized Cost	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government agencies and corporations
After one year but within five years	$34,607	$34,783	$348	$(172)
After five years but within ten years	3,000	2,913	—	(87)

	37,607	37,696	348	(259)
Obligations of state and political subdivisions
Within one year	12,219	12,390	175	(4)
After one year but within five years	24,493	24,877	488	(104)
After five years but within ten years	1,826	1,626	—	(200)

	38,538	38,893	663	(308)
Corporate notes
After one year but within five years	1,000	1,028	28	—

	1,000	1,028	28	—

Mortgage-backed securities	1,246	1,345	99
Equity securities	935	961	106	(80)

Total	$79,326	$79,923	$1,244	$(647)

Certain obligations of the U.S. Government and state and political subdivisions are pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law. The carrying value of the pledged assets was $25,953,000 and $31,951,000 at December 31, 2011 and 2010, respectively.

In addition to cash received from the scheduled maturities of securities, some investment securities available for sale are sold at current market values during the course of normal operations. Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses (in thousands):

	Years Ended Dece mber 31,
	2011	2010	2009
Gross proceeds from sales of securities	$—	$—	$5,004
Securities available for sale:
Gross realized gains from called securities	$6	$31	$22
Gross realized losses	—	—	(5)

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 (in thousands):

	Unrealized Losses at December 31, 2011
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$6,489	$(11)	$—	$—	$6,489	$(11)
Obligations of state and political subdivisions	4,321	(26)	—	—	4,321	(26)

Debt securities	10,810	(37)	—	—	10,810	(37)
Equity securities	423	(80)	232	(112)	655	(192)

Total temporarily impaired securities	$11,233	$(117)	$232	$(112)	$11,465	$(229)

The unrealized losses noted above are considered to be temporary impairments. This decline in the values of the debt securities is due only to interest rate fluctuations, rather than erosion of issuer credit quality. As a result, the payment of contractual cash flows, including principal repayment, is not at risk. As management does not intend to sell the securities, does not believe the Company will be required to sell the securities before recovery and expects to recover the entire amortized cost basis, none of the debt securities are deemed to be other-than-temporarily impaired.

Equity securities owned by the Company consist of common stock of various financial services providers ("Bank stocks") that have traditionally been high-performing stocks. During 2008 and 2009, market values of most of the Bank stocks materially declined. This trend stabilized somewhat in 2010 and 2011. As part of the quarterly analysis performed to assess impairment of its investment portfolio, management determined that some of the unrealized losses in the Bank stock portfolio were "other than temporary" in 2009 through 2010. Considerations used to determine other-than-temporary impairment status to individual holdings include the length of time the stock has remained in an unrealized loss position, and the percentage of unrealized loss compared to the carrying cost of the stock, dividend reduction or suspension, market analyst reviews and expectations, and other pertinent information that would affect expectations for recovery or further decline. There were six equity securities that comprise a group of securities with unrealized losses for 12 months or more at December 31, 2011 carrying a total gross unrealized loss of $112,000. In the aggregate, the unrealized loss on this group of securities increased by $37,000 from December 31, 2010 to December 31, 2011, but individually, none of the six have significant unrealized losses. Of the six equity securities that have sustained unrealized losses for more than 12 months, four have increased in fair value during the fourth quarter of 2011, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Of the two remaining stocks experiencing sustained unrealized losses, the amount of individual loss is not material and increases in value were noted, at times, in 2012. In 2010 and 2009, a total of $40,000 and $226,000, respectively, was recorded as other-than-temporary impairment charges on certain bank stocks held by the Company. Management continues to track the performance of each stock owned to determine if it is prudent to deem any further other-than-temporary impairment charges. Management has the ability and intent to hold its equity securities until recovery of unrealized losses.

If market values of the bank stocks recover, accounting principles generally accepted in the United States of America do not allow reversal of the other-than-temporary impairment charge previously recognized until the security is sold, at which time any proceeds above the carrying value will be recognized as gain on the sale of investment securities.

There are 23 debt securities that had unrealized losses for less than 12 months. These securities have maturity dates ranging from September 2013 to April 2017. These securities represent approximately 9.9% of the total debt securities' amortized cost as of December 31, 2011.

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2010 (in thousands):

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$17,859	$(259)	$—	$—	$17,859	$(259)
Obligations of state and political subdivisions	9,719	(304)	881	(4)	10,600	(308)

Debt securities	27,578	(563)	881	(4)	28,459	(567)
Equity securities	389	(5)	270	(75)	659	(80)

Total temporarily impaired securities	$27,967	$(568)	$1,151	$(79)	$29,118	$(647)

Loans and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Related Allowance for Loan Losses
LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

6. LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2011 and December 31, 2010 (in thousands):

As of December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial and agricultural	$17,657	$671	$1,089	$—	$19,417
Real estate - commercial	48,108	8,898	3,768	—	60,774
Real estate - construction	14,616	1,022	720	1,150	17,508
Real estate - mortgage	161,607	7,513	3,758	3,666	176,544
Obligations of states and political subdivisions	8,780	—	—	—	8,780
Personal	6,640	18	—	—	6,658

Total	$257,408	$18,122	$9,335	$4,816	$289,681

As of December 31, 2010	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial and agricultural	$12,557	$5,732	$1,316	$306	$19,911
Real estate - commercial	44,935	6,405	4,365	600	56,305
Real estate - construction	13,067	—	—	189	13,256
Real estate - mortgage	175,209	8,715	5,808	1,226	190,958
Obligations of states and political subdivisions	8,984	—	—	—	8,984
Personal	8,473	211	4	—	8,688

Total	$263,225	$21,063	$11,493	$2,321	$298,102

A summary of the activity in the allowance for loan losses for the last three years (in thousands) is shown below.

	Years Ended December 31,
	2011	2010	2009
Balance of allowance - beginning of period	$2,824	$2,719	$2,610
Loans charged off:
Commercial, financial and agricultural	18	134	47
Real estate - commercial	37	—	32
Real estate - mortgage	205	482	343
Personal	22	38	107

Total charge-offs	282	654	529
Recoveries of loans previously charged off:
Commercial, financial and agricultural	2	—	—
Real estate - mortgage	10	—	—
Personal	13	18	11

Total recoveries	25	18	11

Net charge-offs	257	636	518
Provision for loan losses	364	741	627

Balance of allowance - end of period	$2,931	$2,824	$2,719

Ratio of net charge-offs during period to average loans outstanding	0.09%	0.21%	0.17%

The Company has certain loans in its portfolio that are considered to be impaired. It is the policy of the Company to recognize income on impaired loans that have been transferred to nonaccrual status on a cash basis, only to the extent that it exceeds principal balance recovery. Until an impaired loan is placed on nonaccrual status, income is recognized on the accrual basis. Collateral analysis is performed on each impaired loan at least quarterly and results are used to determine if a specific reserve is necessary to adjust the carrying value of each individual loan down to the estimated fair value. Generally, specific reserves are carried against impaired loans rather than recording partial charge-offs until termination of the credit is scheduled through liquidation of the collateral or foreclosure. Potential charge-offs are recorded when a confirming loss event is considered to have occurred. In the case of liquidation, sales agreements are used to determine the loss. In the case of a foreclosure, professional appraisals of collateral, discounted for expected selling costs, are used to determine the charge-off amount. The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2011 and December 31, 2010 (in thousands):

	As of December 31, 2011			As of December 31, 2010
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$238	$238	$—	$309	$309	$—
Real estate - commercial	2,312	2,312	—	2,395	2,395	—
Real estate - construction	720	720	—	250	250	—
Real estate - mortgage	2,254	2,254	—	2,652	2,652	—

With an allowance recorded:
Real estate - construction	$1,150	$1,150	$343	$900	$900	$235
Real estate - mortgage	2,865	2,865	432	1,237	1,237	335

Total:
Commercial, financial and agricultural	$238	$238	$—	$309	$309	$—
Real estate - commercial	2,312	2,312	—	2,395	2,395	—
Real estate - construction	1,870	1,870	343	1,150	1,150	235
Real estate - mortgage	5,119	5,119	432	3,889	3,889	335

	$9,539	$9,539	$775	$7,743	$7,743	$570

	Years Ended December 31,
	2011	2010	2009
Average recorded investment in impaired loans	$8,642	$7,994	$5,865
Interest income recognized (on a cash basis)	71	54	611

	Year Ended December 31, 2011			Year Ended December 31, 2010
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$274	$19	$—	$1,097	$23	$—
Real estate - commercial	2,354	139	10	1,844	123	17
Real estate - construction	485	42	14	550	15	15
Real estate - mortgage	2,453	34	47	2,712	99	6

With an allowance recorded:
Real estate - construction	$1,025	$—	$—	$300	$2	$2
Real estate - mortgage	2,051	65	—	1,491	14	14

Total:
Commercial, financial and agricultural	$274	$19	$—	$1,097	$23	$—
Real estate - commercial	2,354	139	10	1,844	123	17
Real estate - construction	1,510	42	14	850	17	17
Real estate - mortgage	4,504	99	47	4,203	113	20

	$8,642	$299	$71	$7,994	$276	$54

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2011 and December 31, 2010 (in thousands):

Nonaccrual loans:	December 31, 2011	December 31, 2010
Commercial, financial and agricultural	$2	$246
Real estate - commercial	520	478
Real estate - construction	1,497	1,150
Real estate - mortgage	5,928	4,088
Personal	—	2

Total	$7,947	$5,964

Interest income not recorded based on the original contractual terms of the loans for nonaccrual loans was $405,000, $281,000 and $143,000 in 2011, 2010 and 2009, respectively. The aggregate amount of demand deposits that have been reclassified as loan balances at December 31, 2011 and 2010 were $24,000 and $42,000, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2011 and December 31, 2010 (in thousands):

As of December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing
Commercial, financial and agricultural	$220	$2	$30	$252	$19,165	$19,417	$30
Real estate - commercial	245	466	1,319	2,030	58,744	60,774	799
Real estate - construction	278	32	2,030	2,340	15,168	17,508	533
Real estate - mortgage	2,871	145	7,303	10,319	166,225	176,544	1,375
Obligations of states and political subdivisions				—	8,780	8,780	—
Personal	50	11	6	67	6,591	6,658	6

Total	$3,664	$656	$10,688	$15,008	$274,673	$289,681	$2,743

As of December 31, 2010	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing
Commercial, financial and agricultural	$293	$272	$228	$793	$19,118	$19,911	$—
Real estate - commercial	1,195	627	720	2,542	53,763	56,305	242
Real estate - construction	20	207	1,150	1,377	11,879	13,256	—
Real estate - mortgage	997	5,150	3,931	10,078	180,880	190,958	757
Obligations of states and political subdivisions	—	—	—	—	8,984	8,984	—
Personal	110	15	10	135	8,553	8,688	8

Total	$2,615	$6,271	$6,039	$14,925	$283,177	$298,102	$1,007

The following tables summarize the activity in the allowance for loan losses by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the year ended December 31, 2011 and as of December 31, 2010 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commerc ial	Real estate - construction	Real estate - mortgage	Personal	Total
Beginning Balance, January 1, 2011	$163	$442	$336	$1,810	$73	$2,824
Charge-offs	(18)	(37)	—	(205)	(22)	(282)
Recoveries	2			10	13	25
Provisions	48	50	106	156	4	364

Ending balance	$195	$455	$442	$1,771	$68	$2,931

As of December 31, 2011	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$195	$455	$442	$1,771	$—	$68	$2,931

Ending balance: individually evaluated for impairment	$—		$343	$432	$—	$—	$775
Ending balance: collectively evaluted for impairment	$195	$455	$99	$1,339	$—	$68	$2,156

Loans, net of unearned interest: Ending balance	$19,417	$60,774	$17,508	$176,544	$8,780	$6,658	$289,681

Ending balance: individually evaluated for impairment	$238	$2,312	$1,870	$5,119	$—	$—	$9,539
Ending balance: collectively evaluated for impairment	$19,179	$58,462	$15,638	$171,425	$8,780	$6,658	$280,142

As of December 31, 2010	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$163	$442	$336	$1,810	$—	$73	$2,824

Ending balance: individually evaluated for impairment	$—	$—	$235	$335	$—	$—	$570
Ending balance: collectively evaluted for impairment	$163	$442	$101	$1,475	$—	$73	$2,254

Loans, net of unearned interest:
Ending balance	$19,911	$56,305	$13,256	$190,958	$8,984	$8,688	$298,102

Ending balance: individually evaluted for impairment	$309	$2,395	$1,150	$3,889	$—	$—	$7,743
Ending balance: collectively evaluated for impairment	$19,602	$53,910	$12,106	$187,069	$8,984	$8,688	$290,359

As a result of adopting the amendments in ASU No. 2011-02, the Company reassessed all restructurings that occurred on or after January 1, 2011 for identification as troubled debt restructurings. The Company identified no loans for which the allowance for loan losses had previously been measured under a general allowance for credit losses methodology that are now considered troubled debt restructurings in accordance with ASU No. 2011-02, and as such, there are no retroactive disclosures required.

Pledged Assets	12 Months Ended
Dec. 31, 2011
Pledged Assets
PLEDGED ASSETS

7. PLEDGED ASSETS

The Bank must maintain sufficient qualifying collateral with the Federal Home Loan Bank (FHLB), in order to secure borrowings. Therefore, a Master Collateral Agreement has been entered into which pledges all mortgage related assets as collateral for future borrowings. Mortgage related assets could include loans or investment securities. As of December 31, 2011, the amount of loans included in qualifying collateral was $184,051,000, for a collateral value of $118,683,000. The amount of investment securities included in qualifying collateral was $29,953,000.

Bank Owned Life Insurance and Annuities	12 Months Ended
Dec. 31, 2011
Bank Owned Life Insurance and Annuities
BANK OWNED LIFE INSURANCE AND ANNUITIES

8. BANK OWNED LIFE INSURANCE AND ANNUITIES

The Company holds bank-owned life insurance (BOLI), deferred annuities and payout annuities with a combined cash value of $14,069,000 and $13,568,000 at December 31, 2011 and 2010, respectively. As annuitants retire, the deferred annuities may be converted to payout annuities to create payment streams that match certain post-retirement liabilities. The cash surrender value on the BOLI and annuities increased by $501,000, $502,000 and $484,000 in 2011, 2010 and 2009, respectively, from earnings recorded as non-interest income and from premium payments, net of cash payments received. The contracts are owned by the Bank in various insurance companies. The crediting rate on the policies varies annually based on the insurance companies' investment portfolio returns in their general fund and market conditions. Changes in cash value of BOLI and annuities in 2011 and 2010 are shown below (in thousands):

	Life Insurance	Deferred Annuities	Payout Annuities	Total
Balance as of December 31, 2009	$12,691	$275	$100	$13,066

Earnings	475	11	3	489
Premiums on existing policies	56	14	—	70
Annuity payments received	—	—	(57)	(57)

Balance as of December 31, 2010	13,222	300	46	13,568

Earnings	440	13	1	454
Premiums on existing policies	56	14	—	70
Annuity payments received	—	—	(23)	(23)

Balance as of December 31, 2011	$13,718	$327	$24	$14,069

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment
PREMISES AND EQUIPMENT

9. PREMISES AND EQUIPMENT

Premises and equipment consist of the following (in thousands):

	December 31,
	2011	2010
Land	$864	$864
Buildings and improvements	8,454	8,416
Furniture, computer software and equipment	4,307	4,121

	13,625	13,401
Less: accumulated depreciation	(6,915)	(6,334)

	$6,710	$7,067

Depreciation expense on premises and equipment charged to operations was $581,000 in 2011, $565,000 in 2010 and $587,000 in 2009.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition
ACQUISITION

10. ACQUISITION

On September 8, 2006, the Company completed its acquisition of a branch office in Richfield, PA. The acquisition included real estate, deposits and loans. The assets and liabilities of the acquired branch office were recorded on the consolidated statement of financial condition at their estimated fair values as of September 8, 2006, and its results of operations have been included in the consolidated statements of income since such date.

Included in the purchase price of the branch was goodwill and core deposit intangible of $2,046,000 and $449,000, respectively. The core deposit intangible is being amortized over a ten-year period on a straight line basis. The goodwill is not amortized, but is measured annually for impairment. Core deposit intangible amortization expense of $45,000 was recorded in each of the years 2011, 2010 and 2009. Intangible amortization expense projected for the succeeding five years beginning in 2012 is estimated to be $45,000 per year through 2014 and $29,000 for 2015.

Investment in Unconsolidated Subsidiary	12 Months Ended
Dec. 31, 2011
Investment in Unconsolidated Subsidiary
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

11. INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

On September 1, 2006, the Company invested in Liverpool Community Bank (formerly known as The First National Bank of Liverpool) (LCB), Liverpool, PA, by purchasing 39.16% of its outstanding common stock. This investment is accounted for under the equity method of accounting. The investment is being carried at $3,796,000 as of December 31, 2011, of which $2,787,000 represents the underlying equity in net assets of LCB. The difference between the investment carrying amount and the amount of the underlying equity, $1,009,000, is considered to be goodwill and is evaluated quarterly for impairment. A loss in value of the investment which is determined to be other than a temporary decline would be recognized as a loss in the period in which such determination is made. Evidence of a loss in value might include, but would not necessarily be limited to, absence of an ability to recover the carrying amount of the investment or inability of LCB to sustain an earnings capacity which would justify the current carrying value of the investment.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits
DEPOSITS

12. DEPOSITS

Deposits consist of the following (in thousands):

	December 31,
	2011	2010
Demand, non-interest bearing	$64,751	$60,696
NOW and Money Market	93,056	81,378
Savings	50,715	47,112
Time deposits, $100,000 or more	33,033	34,099
Other time deposits	145,110	153,505

	$386,665	$376,790

Aggregate amount of scheduled maturities of time deposits as of December 31, 2011 include the following (in thousands):

	Time Deposits
Maturing in:	$100,000 or more	Other
2012	$13,308	$63,660
2013	4,524	25,081
2014	4,276	19,031
2015	8,519	26,248
2016	1,910	10,016
Later	496	1,074

	$33,033	$145,110

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings
BORROWINGS

13. BORROWINGS

Borrowings consist of the following (dollars in thousands):

	December 31, 2011		December 31, 2010		December 31, 2009		For the year 2011
	Outstanding Balance	Rate	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$3,500	0.10%	$3,314	0.10%	$3,207	0.10%	$3,034	0.10%

Short-term borrowings - Federal Home Loan Bank overnight advances	—		—		—		255	0.45%

Long-term debt - Note payable to Federal Home Loan Bank	—		—		5,000	2.75%	—

	$3,500	0.10%	$3,314	0.10%	$8,207	1.71%	$3,289	0.13%

The maximum balance of short-term borrowings at any month-end during 2011 was $3,800,000.

The Bank has repurchase agreements with several of its depositors, under which customers' funds are invested daily into an interest bearing account. These funds are carried by the Company as short-term debt. It is the Company's policy to have repurchase agreements collateralized 100% by U.S. Government securities. As of December 31, 2011, the securities that serve as collateral for securities sold under agreements to repurchase had a fair value of $4,633,000. The interest rate paid on these funds is variable and subject to change daily.

The Bank's maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB") is $118,683,000, with no balance outstanding as of December 31, 2011. In order to borrow an amount in excess of $20,761,000, the FHLB would require the Bank to purchase additional FHLB Stock. The FHLB is a source of both short-term and long-term funding. The Bank must maintain sufficient qualifying collateral to secure all outstanding advances.

The Bank has entered into an agreement under which it can borrow up to $20,000,000 from the FHLB in their Open RepoPlus product. There were no borrowings under this agreement as of any of the dates covered in these consolidated financial statements. There is no expiration date on the current agreement.

The Bank was party to an agreement with the FHLB for long-term debt through their Convertible Select Loan product. The principal amount of the loan was $5,000,000 at December 31, 2009 and had a two-year term and matured on September 17, 2010. The interest rate of 2.75% was fixed for the first year. The loan, at the option of the FHLB, became convertible to an adjustable-rate loan or a fixed rate loan, beginning on September 17, 2009 and quarterly thereafter. The debt was used by the Bank to match-fund a specific commercial loan with similar balance and term.

Operating Lease Obligations	12 Months Ended
Dec. 31, 2011
Operating Lease Obligations
OPERATING LEASE OBLIGATIONS

14. OPERATING LEASE OBLIGATIONS

The Company has entered into a number of arrangements that are classified as operating leases. The operating leases are for several branch and office locations. The majority of the branch and office location leases are renewable at the Company's option. Future minimum lease commitments are based on current rental payments. Rental expense charged to operations, including license fees for branch offices, was $108,000, $116,000 and $105,000 in 2011, 2010 and 2009, respectively.

The following is a summary of future minimum rental payments for the next five years required under operating leases that have initial or remaining noncancellable lease terms in excess of one year as of December 31, 2011 (in thousands):

Years ending December 31,
2012	$58
2013	20
2014	22
2015	22
2016	22
2017 and beyond	22

Total minimum payments required	$166

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
INCOME TAXES

15. INCOME TAXES

The components of income tax expense for the three years ended December 31 were (in thousands):

	2011	2010	2009
Current tax expense	$1,562	$1,467	$1,585
Deferred tax expense (benefit)	(20)	163	223

Total tax expense	$1,542	$1,630	$1,808

Income tax expense related to realized securities gains was $2,000 in 2011, $11,000 in 2010 and $6,000 in 2009.

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2011	2010	2009
Income before income taxes	$6,222	$6,545	$6,914
Effective tax rate	34.0%	34.0%	34.0%

Federal tax at statutory rate	2,115	2,225	2,351
Tax-exempt interest	(439)	(473)	(439)
Net earnings on BOLI	(133)	(148)	(121)
Dividend from unconsolidated subsidiary	(8)	(11)	(13)
Stock-based compensation	7	19	14
Other permanent differences	—	18	16

Total tax expense	$1,542	$1,630	$1,808

Effective tax rate	24.8%	24.9%	26.1%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2011 and 2010. The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2011	2010
Deferred Tax Assets
Allowance for loan losses	$876	$823
Deferred directors' compensation	588	616
Employee and director benefits	624	634
Qualified pension liability	617	—
Unrealized loss from securities impairment	221	221
Other	123	144

Total deferred tax assets	3,049	2,438

Deferred Tax Liabilities
Depreciation	(249)	(191)
Equity income from unconsolidated subsidiary	(329)	(249)
Qualified pension asset	—	(73)
Loan origination costs	(177)	(158)
Prepaid expense	(90)	(35)
Unrealized gains on securities available for sale	(415)	(203)
Annuity earnings	(37)	(36)
Goodwill	(247)	(201)

Total deferred tax liabilities	(1,544)	(1,146)

Net deferred tax asset included in other assets	$1,505	$1,292

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company's policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company's evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2011, 2010 and 2009. Years that remain open for potential review by the Internal Revenue Service are 2008 through 2010.

Stockholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Regulatory Matters
STOCKHOLDERS' EQUITY AND REGULATORY MATTERS

16. STOCKHOLDERS' EQUITY AND REGULATORY MATTERS

The Company is authorized to issue 500,000 shares of preferred stock with no par value. The Board has the ability to fix the voting, dividend, redemption and other rights of the preferred stock, which can be issued in one or more series. No shares of preferred stock have been issued.

The Company has a dividend reinvestment and stock purchase plan. Under this plan, additional shares of Juniata Valley Financial Corp. stock may be purchased at the prevailing market prices with reinvested dividends and voluntary cash payments, within limits. To the extent that shares are not available in the open market, the Company has reserved common stock to be issued under the plan. As of October 2005, any adjustment in capitalization of the Company will result in a proportionate adjustment to the reserved shares for this plan. At December 31, 2011, 141,887 shares were available for issuance under the Dividend Reinvestment Plan.

The Company periodically repurchases shares of its common stock under the share repurchase program approved by the Board of Directors. Repurchases have typically been through open market transactions and have complied with all regulatory restrictions on the timing and amount of such repurchases. Shares repurchased have been added to treasury stock and accounted for at cost. These shares may be reissued for stock option exercises, employee stock purchase plan purchases and to fulfill dividend reinvestment program needs. During 2009, 2010 and 2011, 12,600, 83,900 and 33,850 shares, respectively, were repurchased in conjunction with this program. Remaining shares authorized in the program were 88,186 as of December 31, 2011.

The Company and the Bank are subject to risk-based capital standards by which bank holding companies and banks are evaluated in terms of capital adequacy. These regulatory capital requirements are administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company's and the Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company's and Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to each maintain minimum amounts and ratios (set forth in the table below) of Total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined in the regulations), and Tier I capital (as defined in the regulations) to average assets (as defined in the regulations). Management believes, as of December 31, 2011 and 2010, that the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2011, the most recent notification from the regulatory banking agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as "well capitalized", the Bank must maintain minimum Total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table. To the knowledge of management, there are no conditions or events since these notifications that have changed the Bank's category.

The table below provides a comparison of the Company's and the Bank's risk-based capital ratios and leverage ratios to the minimum regulatory requirements for the periods indicated (dollars in thousands).

Juniata Valley Financial Corp. (Consolidated)

	Actual		Minimum Requirement For Capital Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	$52,588	18.83%	$22,339	8.00%
Tier 1 Capital (to Risk Weighted Assets)	49,657	17.78%	11,169	4.00%
Tier 1 Capital (to Average Assets)	49,657	11.16%	17,803	4.00%

As of December 31, 2010:
Total Capital (to Risk Weighted Assets)	$51,977	19.35%	$21,492	8.00%
Tier 1 Capital (to Risk Weighted Assets)	49,141	18.29%	10,746	4.00%
Tier 1 Capital (to Average Assets)	49,141	11.25%	17,473	4.00%

The Juniata Valley Bank

	Actual		Minimum Requirement For Capital Adequacy Purposes		Minimum Regulatory Requirements to be "Well Capitalized" under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	$46,692	16.97%	$22,006	8.00%	$27,507	10.00%
Tier 1 Capital (to Risk Weighted Assets)	43,757	15.91%	11,003	4.00%	16,504	6.00%
Tier 1 Capital (to Average Assets)	43,757	9.91%	17,670	4.00%	22,087	5.00%

As of December 31, 2010:
Total Capital (to Risk Weighted Assets)	$46,196	17.46%	$21,171	8.00%	$26,464	10.00%
Tier 1 Capital (to Risk Weighted Assets)	43,354	16.38%	10,586	4.00%	15,878	6.00%
Tier 1 Capital (to Average Assets)	43,354	10.19%	17,016	4.00%	21,270	5.00%

Certain regulatory restrictions exist regarding the ability of the Bank to transfer funds to the Company in the form of cash dividends, loans or advances. At December 31, 2011, $38,900,000 of undistributed earnings of the Bank, included in the consolidated stockholders' equity, was available for distribution to the Company as dividends without prior regulatory approval, subject to the regulatory capital requirements above.

Calculation of Earnings Per Share	12 Months Ended
Dec. 31, 2011
Calculation of Earnings Per Share
CALCULATION OF EARNINGS PER SHARE

17. CALCULATION OF EARNINGS PER SHARE

Basic earnings per share (EPS) is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2011	2010	2009
	(Amounts, except earnings per share, in thousands)
Net income	$4,680	$4,915	$5,106
Weighted-average common shares outstanding	4,241	4,297	4,341

Basic earnings per share	$1.10	$1.14	$1.18

Weighted-average common shares outstanding	4,241	4,297	4,341
Common stock equivalents due to effect of stock options	3	4	4

Total weighted-average common shares and equivalents	4,244	4,301	4,345

Diluted earnings per share	$1.10	$1.14	$1.18

Anti-dilutive stock options outstanding	60	70	73

Comprehensive Income	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Regulatory Matters
COMPREHENSIVE INCOME

18. COMPREHENSIVE INCOME

GAAP requires that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income. Components of comprehensive income consist of the following (in thousands):

	Year ended December 31, 2011
	Before Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Net income	$6,222	$(1,542)	$4,680
Other comprehensive income (loss):
Unrealized gains on available for sale securities:
Unrealized holding gains arising during the period	630	(214)	416

Unrealized holding gains from unconsolidated subsidiary	12	—	12
Less reclassification adjustment for:
gains included in net income	(6)	2	(4)
Unrecognized pension net loss	(743)	252	(491)
Unrecognized pension cost due to change in assumptions	(1,247)	424	(823)
Amortization of pension prior service cost	(2)	1	(1)
Amortization of pension net actuarial loss	152	(52)	100

Other comprehensive loss	(1,204)	413	(791)

Total comprehensive income	$5,018	$(1,129)	$3,889

	Year ended December 31, 2010
	Before Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Net income	$6,545	$(1,630)	$4,915
Other comprehensive income (loss):
Unrealized losses on available for sale securities:
Unrealized holding losses arising during the period	(584)	199	(385)

Unrealized holding gains from unconsolidated subsidiary	2	—	2
Less reclassification adjustment for:
gains included in net income	(31)	11	(20)
securities impairment charge	40	(14)	26
Unrecognized pension net gain	72	(24)	48
Unrecognized pension cost due to change in assumptions	(626)	212	(414)
Amortization of pension prior service cost	(2)	1	(1)
Amortization of pension net actuarial loss	127	(43)	84

Other comprehensive loss	(1,002)	342	(660)

Total comprehensive income	$5,543	$(1,288)	$4,255

	Year ended December 31, 2009
	Before Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Net income	$6,914	$(1,808)	$5,106
Other comprehensive income (loss):
Unrealized losses on available for sale securities:
Unrealized holding losses arising during the period	(79)	27	(52)

Unrealized holding losses from unconsolidated subsidiary	(17)	—	(17)
Less reclassification adjustment for:
gains included in net income	(17)	6	(11)
securities impairment charge	226	(77)	149
Unrecognized pension net gain	413	(140)	273
Unrecognized pension cost due to change in assumptions	(7)	2	(5)
Amortization of pension prior service cost	(2)	1	(1)
Amortization of pension net actuarial loss	161	(55)	106

Other comprehensive income	678	(236)	442

Total comprehensive income	$7,592	$(2,044)	$5,548

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following (in thousands):

	12/31/2011	12/31/2010	12/31/2009
Unrealized gains on available for sale securities	$823	$399	$776
Unrecognized expense for defined benefit pension	(3,079)	(1,864)	(1,581)

Accumulated other comprehensive loss	$(2,256)	$(1,465)	$(805)

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
FAIR VALUE MEASUREMENTS

19. FAIR VALUE MEASUREMENTS

Fair value measurement and disclosure guidance defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Additional guidance is provided on determining when the volume and level of activity for the asset or liability has significantly decreased. The guidance also includes guidance on identifying circumstances when a transaction may not be considered orderly.

Fair value measurement and disclosure guidance provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed, and significant adjustments to the related prices may be necessary to estimate fair value in accordance with fair value measurement and disclosure guidance.

This guidance clarifies that when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. The guidance provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

Fair value measurement and disclosure guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability is not adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

Fair value measurement and disclosure guidance requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality, the Company's creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available for Sale. Debt securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurement from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. Equity securities classified as available for sale are reported at fair value using Level 1 inputs.

Impaired Loans. Certain impaired loans are reported on a non-recurring basis at the fair value of the underlying collateral since repayment is expected solely from the collateral. Collateral values are estimated using Level 3 inputs based on customized discounting criteria.

The following table summarizes financial assets and financial liabilities measured at fair value as of December 31, 2011 and December 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands).

	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Other Unobservable Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$67,688	$—	$67,688	$—
Obligations of state and political subdivisions	37,590	—	37,590	—
Corporate notes	1,004	—	1,004	—
Mortgage-backed securities	4,109	—	4,109	—
Equity securities available-for-sale	890	890	—	—

Measured at fair value on a non-recurring basis:
Impaired loans	3,240	—	—	3,240

	December 31, 2010	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Other Unobservable Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$37,696	$—	$37,696	$—
Obligations of state and political subdivisions	38,893	—	38,893	—
Corporate notes	1,028	—	1,028	—
Mortgage-backed securities	1,345	—	1,345	—
Equity securities available-for-sale	961	961	—	—

Measured at fair value on a non-recurring basis:
Impaired loans	1,567	—	—	1,567

Fair Value of Financial Instruments

The estimated fair values of the Company's financial instruments are as follows (in thousands):

Financial Instruments

(in thousands)

	December 31, 2011		December 31, 2010
Financial assets:	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and due from banks	$12,074	$12,074	$12,758	$12,758
Interest bearing deposits with banks	2,100	2,100	218	218
Federal funds sold	—	—	12,300	12,300
Interest bearing time deposits with banks	1,096	1,111	1,345	1,360
Securities	111,281	111,281	79,923	79,923
Restricted investment in FHLB stock	1,700	1,700	2,088	2,088
Total loans, net of allowance for loan losses	286,750	299,822	295,278	312,621
Accrued interest receivable	1,811	1,811	1,763	1,763

Financial liabilities:
Non-interest bearing deposits	64,751	64,751	60,696	60,696
Interest bearing deposits	321,914	327,857	316,094	323,003
Securities sold under agreements to repurchase	3,500	3,500	3,314	3,314
Other interest bearing liabilities	1,244	1,251	1,200	1,202
Accrued interest payable	421	421	499	499

Off-balance sheet financial instruments:
Commitments to extend credit	—	—	—	—
Letters of credit	—	—	—	—

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in sales transactions on the dates indicated. The estimated fair value amounts have been measured as of their respective year ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different from the amounts reported at each year end.

The information presented above should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is provided only for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful.

The following describes the estimated fair value of the Company's financial instruments as well as the significant methods and assumptions used to determine these estimated fair values.

Carrying values approximate fair value for cash and due from banks, interest-bearing demand deposits with other banks, federal funds sold, restricted stock in the Federal Home Loan Bank, interest receivable, non-interest bearing demand deposits, securities sold under agreements to repurchase, and interest payable.

Interest bearing time deposits with banks – The estimated fair value is determined by discounting the contractual future cash flows, using the rates currently offered for deposits of similar remaining maturities.

Securities Available for Sale – Debt securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurement from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. Equity securities classified as available for sale are reported at fair value using Level 1 inputs.

Loans – For variable-rate loans that reprice frequently and which entail no significant changes in credit risk, carrying values approximated fair value. Substantially all commercial loans and real estate mortgages are variable rate loans. The fair value of other loans (i.e. consumer loans and fixed-rate real estate mortgages) are estimated by calculating the present value of the cash flow difference between the current rate and the market rate, for the average maturity, discounted quarterly at the market rate.

Fixed rate time deposits – The estimated fair value is determined by discounting the contractual future cash flows, using the rates currently offered for deposits of similar remaining maturities.

Long-term debt and other interest bearing liabilities – The fair values of long-term debt are estimated using discounted cash flow analysis, based on incremental borrowing rates for similar types of borrowing arrangements.

Commitments to extend credit and letters of credit – The fair value of commitments to extend credit is estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit worthiness of the counterparties. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan
EMPLOYEE BENEFIT PLANS

20. EMPLOYEE BENEFIT PLANS

Stock Option Plan

The 2000 Incentive Stock Option Plan expired in May 2010 and was replaced with the 2011 Stock Option Plan in May 2011, collectively, the "Plans". The 2011 Stock Option Plan has essentially the same structure as the 2000 plan. Under the provisions of the Plans, while active, options can be granted to officers and key employees of the Company. The Plans provide that the option price per share is not to be less than the fair market value of the stock on the day the option was granted, but in no event less than the par value of such stock. Options granted under the Plans are exercisable no earlier than one year after the grant and expire ten years after the date of the grant.

The Plans are administered by a committee of the Board of Directors, whose members are not eligible to receive options under the Plans. The Committee determines, among other things, which officers and key employees receive options, the number of shares to be subject to each option, the option price and the duration of the option. Options vest over three to five years and are exercisable at the grant price, which is at least the fair market value of the stock on the grant date. All options previously granted under the Plans are scheduled to expire through September 20, 2021. The aggregate number of shares that may be issued upon the exercise of options under the 2011 Stock Option Plan is set at 300,000 shares, and 283,950 shares were available for grant as of December 31, 2011. Total options outstanding at December 31, 2011 have exercise prices between $14.25 and $24.00, with a weighted average exercise price of $18.85 and a weighted average remaining contractual life of 3.0 years.

As of December 31, 2011, there was $46,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plans. That cost is expected to be recognized through 2016.

Cash received from option exercises under the Plans for the years ended December 31, 2011, 2010 and 2009 was $27,000, $28,000, and $95,000, respectively.

A summary of the status of the Plans as of December 31, 2011, 2010 and 2009, and changes during the years ending on those dates is presented below:

	2011		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	92,953	$18.83	97,473	$18.71	85,985	$18.73
Granted	16,050	17.75	—	—	19,864	17.22
Exercised	(1,890)	14.37	(1,960)	14.18	(6,698)	14.14
Forfeited	(16,639)	18.20	(2,560)	18.15	(1,678)	20.02

Outstanding at end of year	90,474	$18.85	92,953	$18.83	97,473	$18.71

Options exercisable at year-end	67,685		78,402		61,254	$18.62

Weighted-average fair value of options granted during the year	$1.91		$—		$2.75

Intrinsic value of options exercised during the year	$7,070		$5,918		$15,792

Intrinsic value of options fully vested at December 31, 2011	$58,345

The following table summarizes characteristics of stock options as of December 31, 2011:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
11/19/2002	14.25	6,482	0.89	6,482
11/18/2003	15.13	6,464	1.59	6,464
11/15/2004	20.25	5,684	1.92	5,684
10/18/2005	24.00	6,566	2.45	6,566
10/17/2006	21.00	7,879	2.75	7,879
10/16/2007	20.05	10,881	3.62	9,891
10/21/2008	21.10	12,552	4.44	11,592
10/20/2009	17.22	17,916	5.28	13,127
9/20/2011	17.75	16,050	9.72	—

Defined Benefit Retirement Plan

The Company sponsors a defined benefit retirement plan which covered substantially all of its employees through December 31, 2007. As of January 1, 2008, the plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remain eligible, will continue to accrue benefits until retirement. The benefits are based on years of service and the employee's compensation. The Company's funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. The Company does not expect to contribute to the defined benefit plan in 2012.

Management expects that approximately $415,000 will be recorded as net periodic expense in 2012 for the defined benefit plan, which includes service cost for 2012 and expected amortization out of accumulated other comprehensive loss in 2012. The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the defined benefit retirement's plan assets at fair value as of December 31, 2011 and December 31, 2010 (in thousands). Assets included in the plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $505,000 and $739,000, at December 31, 2011 and 2010, respectively.

	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Other Unobservable Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$1,066	$—	$1,066	$—
Corporate bonds and notes	2,530	—	2,530	—
Mutual funds
Value funds	697	697	—	—
Blend funds	1,305	1,305	—	—
Growth funds	2,063	2,063	—	—
Common stocks	3	3	—	—
Money market funds	456	456	—	—

	$8,120	$4,524	$3,596	$—

	December 31, 2010	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Other Unobservable Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$473	$—	$473	$—
Corporate bonds and notes	2,890	—	2,890	—
Mutual funds
Value funds	852	852	—	—
Blend funds	605	605	—	—
Growth funds	2,463	2,463	—	—
Common stocks	4	4	—	—
Money market funds	1,199	1,199	—	—

	$8,486	$5,123	$3,363	$—

The measurement date for the defined benefit plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2011	2010
Change in projected benefit obligation (PBO)
PBO at beginning of year	$9,009	$8,002
Service cost	192	186
Interest cost	479	473
Change in assumptions	1,247	626
Actuarial loss (gain)	(89)	85
Benefits paid	(400)	(363)

PBO at end of year	$10,438	$9,009

Change in plan assets
Fair value of plan assets at beginning of year	$9,225	$8,361
Actual return on plan assets, net of expenses	(200)	727
Employer contribution	—	500
Benefits paid	(400)	(363)

Fair value of plan assets at end of year	$8,625	$9,225

Funded status, included in (Other Liabilities) Other Assets	$(1,813)	$216

Amounts recognized in accumulated comprehensive income consist of:
Unrecognized actual loss	$(4,609)	$(2,829)
Unrecognized prior service cost	(58)	—
Unrecognized net transition asset	3	5

	$(4,664)	$(2,824)

Accumulated benefit obligation	$9,061	$7,550

Pension expense included the following components for the years ended December 31 (in thousands):

	2011	2010	2009
Service cost during the year	$192	$186	$187
Interest cost on projected benefit obligation	479	473	449
Expected return on plan assets	(631)	(570)	(459)
Net amortization	(2)	(2)	(2)
Recognized net actuarial loss	152	127	161

Net periodic benefit cost	$190	$214	$336

Assumptions used to determine benefit obligations were:

	2011	2010	2009
Discount rate	4.40%	5.50%	6.00%
Rate of compensation increase	3.00	4.00	4.00

Assumptions used to determine the net periodic benefit cost were:

	2011	2010	2009
Discount rate	5.50%	6.00%	6.00%
Expected long-term return on plan assets	7.00	7.00	7.00
Rate of compensation increase	3.00	4.00	4.00

The investment strategy and investment policy for the retirement plan is to target the plan assets to contain 50% equity and 50% fixed income securities. The asset allocation as of December 31, 2011 was approximately 52% fixed income securities, 47% equities and 1% cash equivalents.

Future expected benefit payments (in thousands):

	2012	2013	2014	2015	2016	2017-2021
Estimated future benefit payments	$406	$402	$420	$415	$422	$2,685

Defined Contribution Plan

The Company has a Defined Contribution Plan under which employees, through payroll deductions, are able to defer portions of their compensation. The plan was established in 1994 and, until 2008, the Company had made no contribution to the plan in any form. During 2007, the plan was amended so that, effective January 1, 2008, the Company makes an annual non-elective fully vested contribution equal to 3% of compensation to each eligible participant. As of December 31, 2011, a liability of $160,000 was recorded to satisfy this obligation, and will be credited to employees' accounts by February 15, 2012. This liability at December 31, 2010 totaled $161,000 and was credited to employee accounts during 2011. Expense incurred under this plan was $151,000, $153,000 and $165,000 in 2011, 2010 and 2009, respectively.

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan under which employees, through payroll deductions, are able to purchase shares of Company stock annually. The option price of the stock purchases is between 95% and 100% of the fair market value of the stock on the offering termination date as determined annually by the Board of Directors. The maximum number of shares which employees may purchase under the Plan is 250,000; however, the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings. There were 2,413 shares issued in 2011, 2,118 shares issued in 2010 and 2,434 shares issued in 2009 under this plan. At December 31, 2011, there were 193,109 shares reserved for issuance under the Employee Stock Purchase Plan.

Supplemental Retirement Plans

The Company has non-qualified supplemental retirement plans for directors and key employees. At December 31, 2011 and 2010, the present value of the future liability was $723,000 and $808,000, respectively. For the years ended December 31, 2011, 2010 and 2009, $73,000, $93,000 and $104,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance and annuities. See Note 8.

Deferred Compensation Plans

The Company has entered into deferred compensation agreements with certain directors to provide each director an additional retirement benefit, or to provide their beneficiary a benefit, in the event of pre-retirement death. At December 31, 2011 and 2010, the present value of the future liability was $1,728,000 and $1,811,000, respectively. For the years ended December 31, 2011, 2010 and 2009, $83,000, $90,000 and $106,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 8.

Salary Continuation Plans

The Company has non-qualified salary continuation plans for key employees. At December 31, 2011 and 2010, the present value of the future liability was $1,111,000 and $1,058,000, respectively. For the years ended December 31, 2011, 2010 and 2009, $136,000, $96,000 and $104,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 8.

Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

21. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments may include commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk that are not recognized in the consolidated financial statements.

Exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and letters of credit is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making these commitments and conditional obligations as it does for on-balance sheet instruments. The Company controls the credit risk of its financial instruments through credit approvals, limits and monitoring procedures; however, it does not generally require collateral for such financial instruments since there is no principal credit risk.

A summary of the Company's financial instrument commitments is as follows (in thousands):

	December 31,
	2011	2010
Commitments to grant loans	$24,202	$23,623
Unfunded commitments under lines of credit	13,831	13,843
Outstanding letters of credit	1,067	845

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since portions of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained by the Bank upon extension of credit is based on management's credit evaluation of the counter-party. Collateral held varies but may include personal or commercial real estate, accounts receivable, inventory and equipment.

Outstanding letters of credit are instruments issued by the Bank that guarantee the beneficiary payment by the Bank in the event of default by the Bank's customer in the non-performance of an obligation or service. Most letters of credit are extended for one year periods. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds collateral supporting those commitments for which collateral is deemed necessary. The amount of the liability as of December 31, 2011 and 2010 for guarantees under letters of credit issued is not material.

The maximum undiscounted exposure related to these guarantees at December 31, 2011 was $1,067,000, and the approximate value of underlying collateral upon liquidation that would be expected to cover this maximum potential exposure was $1,001,000.

Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
RELATED-PARTY TRANSACTIONS

22. RELATED-PARTY TRANSACTIONS

The Bank has granted loans to certain of its executive officers, directors and their related interests. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and, in the opinion of management, do not involve more than normal risk of collection. The aggregate dollar amount of these loans was $2,965,000 and $2,839,000 at December 31, 2011 and 2010, respectively. During 2011, $814,000 of new loans were made and repayments totaled $664,000. Of the $2,839,000 balance at December 31, 2010, $24,000 represented balances of persons that are no longer related parties. None of these loans were past due, in non-accrual status or restructured at December 31, 2011.

Commitments and Contingent Liabilties	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES

23. COMMITMENTS AND CONTINGENT LIABILITIES

In 2009, the Company executed an agreement to obtain technology outsourcing services through an outside service bureau, and those services began in June 2010. The agreement provides for termination fees if the Company cancels the services prior to the end of the 8-year commitment period. The termination fee would be an amount equal to one hundred percent of the estimated remaining value of the terminated services if terminated in the first contract year, ninety percent of the estimated remaining value of the terminated services if terminated in the second contract year, eighty percent and seventy percent of the remaining value of the terminated services if terminated in the third and fourth contract years, respectively, and sixty percent of the remaining value of the terminated services if terminated in contract years five through eight. Termination fees are estimated to be approximately $3,432,000 at December 31, 2011. Since the Company does not expect to terminate these services prior to the end of the commitment period, no liability has been recorded at December 31, 2011.

The Company, from time to time, may be a defendant in legal proceedings relating to the conduct of its banking business. Most of such legal proceedings are a normal part of the banking business and, in management's opinion, the consolidated financial condition and results of operations of the Company would not be materially affected by the outcome of such legal proceedings.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
SUBSEQUENT EVENTS	24. SUBSEQUENT EVENTS In January 2012, the Board of Directors declared a dividend of $0.22 per share for the first quarter of 2012 to shareholders of record on February 15, payable on March 1, 2012.

Juniata Valley Financial Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Juniata Valley Financial Corp. (Parent Company Only)
JUNIATA VALLEY FINANCIAL CORP. (PARENT COMPANY ONLY)

25. JUNIATA VALLEY FINANCIAL CORP. (PARENT COMPANY ONLY)

Financial information:

CONDENSED BALANCE SHEETS

(in thousands)

	December 31,
	2011	2010
ASSETS:
Cash and cash equivalents	$38	$54
Investment in bank subsidiary	43,798	44,175
Investment in unconsolidated subsidiary	3,796	3,550
Investment securities available for sale	2,090	2,145
Other assets	28	63

TOTAL ASSETS	$49,750	$49,987

LIABILITIES:
Accounts payable and other liabilities	$30	$11

STOCKHOLDERS' EQUITY	49,720	49,976

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$49,750	$49,987

CONDENSED STATEMENTS OF INCOME

(in thousands)

	Years Ended December 31,
	2011	2010	2009
INCOME:
Interest on deposits with banks	$—	$—	$8
Interest and dividends on investment securities available for sale	44	40	48
Dividends from bank subsidiary	4,217	4,519	3,765
Income from unconsolidated subsidiary	263	250	217
Securities impairment charge	—	(40)	(153)
Loss on the sale of investment securities	—	—	(5)

TOTAL INCOME	4,524	4,769	3,880
EXPENSE:
Non-interest expense	140	119	102

TOTAL EXPENSE	140	119	102

INCOME BEFORE INCOME TAXES (BENEFIT) AND EQUITY IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	4,384	4,650	3,778
Income tax expense (benefit)	36	21	(22)

	4,348	4,629	3,800
Undistributed net income of subsidiary	332	286	1,306

NET INCOME	$4,680	$4,915	$5,106

CONDENSED

STATEMENTS OF CASH FLOWS

(in thousands)

	Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$4,680	$4,915	$5,106
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income of subsidiary	(332)	(286)	(1,306)
Net amortization of securities premiums	2	2	2
Realized losses on sales of investment securities	—	—	5
Securities impairment charges	—	40	153

Equity in earnings of unconsolidated subsidiary, net of dividends of $29, $40 and $46	(234)	(210)	(171)
Decrease (increase) in interest and other assets	2	(1)	5
Increase (decrease) in taxes payable	68	22	(29)
Increase (decrease) in accounts payable and other liabilities	19	(14)	25

Net cash provided by operating activities	4,205	4,468	3,790

Cash flows from investing activities:
Purchases of available for sale securities	(50)	—	(1,492)
Proceeds from the sale of available for sale securities	—	—	4
Proceeds from the maturity and principal repayments of available for sale investment securities	—	—	1,345
Proceeds from the maturity of interest bearing time deposits	—	75	80

Net cash (used in) provided by investing activities	(50)	75	(63)

Cash flows from financing activities:
Cash dividends	(3,648)	(3,525)	(3,386)
Purchase of treasury stock	(589)	(1,476)	(217)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	66	61	133

Net cash used in financing activities	(4,171)	(4,940)	(3,470)

Net (decrease) increase in cash and cash equivalents	(16)	(397)	257
Cash and cash equivalents at beginning of year	54	451	194

Cash and cash equivalents at end of year	$38	$54	$451

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

26. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 follow (in thousands, except per-share data):

	2011 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,088	$5,040	$4,960	$4,945
Total interest expense	1,183	1,198	1,169	1,041

Net interest income	3,905	3,842	3,791	3,904
Provision for loan losses	88	116	60	100
Gains from the sale of assets	20	—	14	28
Other income	1,004	1,001	1,005	930
Other expense	3,178	3,299	3,123	3,258

Income before income taxes	1,663	1,428	1,627	1,504
Income tax expense	424	337	413	368

Net income	$1,239	$1,091	$1,214	$1,136

Per-share data:
Basic earnings	$.29	$.26	$.29	$.26
Diluted earnings	.29	.26	.29	.26
Cash dividends	.21	.21	.22	.22

	2010 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,554	$5,436	$5,339	$5,245
Total interest expense	1,558	1,387	1,320	1,237

Net interest income	3,996	4,049	4,019	4,008
Provision for loan losses	285	282	70	104
Gains from the sale of assets	11	22	34	43
Securities impairment charge	—	—	(40)	—
Other income	1,012	1,002	942	908
Other expense	3,145	3,299	3,158	3,118

Income before income taxes	1,589	1,492	1,727	1,737
Income tax expense	401	354	442	433

Net income	$1,188	$1,138	$1,285	$1,304

Per-share data:
Basic earnings	$.27	$.26	$.30	$.31
Diluted earnings	.27	.26	.30	.31
Cash dividends	.20	.20	.21	.21